SHORT-TERM AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Debt, by Current and Noncurrent [Abstract]
Schedule of long-term debt

(in thousands of $)	2023	2022
Long-term debt:
4.875% senior unsecured convertible bonds due 2023	—	137,900
NOK700 million senior unsecured floating rate bonds due 2023	—	71,243
NOK700 million senior unsecured floating rate bonds due 2024	68,426	70,734
NOK600 million senior unsecured floating rate bonds due 2025	58,089	60,048
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	150,000
U.S. dollar denominated fixed rate debt due 2026	148,875	—
8.875% senior unsecured sustainability-linked bonds due 2027	150,000	—
Lease debt financing due through 2033	573,456	394,555
U.S. dollar denominated floating rate debt due through 2029	1,014,842	1,329,156
Total debt principal	2,163,688	2,213,636
Less: unamortized debt issuance costs	(16,942)	(12,580)
Less: current portion of long-term debt	(432,918)	(921,270)
Total long-term debt	1,713,828	1,279,786

Schedule of maturities of debt
The outstanding debt as of December 31, 2023, is repayable as follows:

Year ending December 31,	(in thousands of $)
2024	432,918
2025	686,855
2026	400,630
2027	355,787
2028	61,723
Thereafter	225,775
Total debt principal	2,163,688

Schedule of interest rate information
Interest rate information

	December 31, 2023	December 31, 2022
Weighted average interest rate on floating rate debt*	6.49%	5.30%
Weighted average interest rate on lease debt financing	5.41%	4.44%
Weighted average interest rate on fixed rate debt	8.46%	6.11%
U.S. Dollar London Interbank Offered Rate ("LIBOR"), 3-Month, closing rate**	5.59%	4.77%
Secured Overnight Financing Rate ("SOFR"), closing rate	5.38%	4.30%
Effective Federal Funds Rate ("EFFR"), closing rate	5.33%	4.33%
Norwegian Interbank Offered Rate ("NIBOR")	4.73%	3.26%

*The weighted average interest rate is for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) which takes into consideration the effect of related interest rate and cross currency swaps.
** LIBOR using panel bank contributions are no longer published after June 30, 2023. With effect from July 1, 2023, these settings are now published under an unrepresentative synthetic methodology and are expected to cease on September 30, 2024.